Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	CREATOR CAPITAL LTD
Entity Central Index Key	0000882537
Document Type	6-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,950,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012